Summary of Significant Accounting Policies - Summary of Estimated Useful Lives for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	39 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years
Maximum | Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum | Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years